Commitments and Contingenciess (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity of Operating Lease Liability

The maturity of the Company’s operating lease liability as of June 30, 2026 was as follows:

Operating leases
2026	$37,985
2027	77,860
Total lease payments	115,845
Less: present value adjustment	(3,636)
Total lease liabilities	$112,209

The maturity of the Company’s operating lease liabilities as of December 31, 2025 were as follows:

2026	$75,594
2027	77,860
Total lease payments	153,454
Less: present value adjustment	6,478
Total lease liabilities	$146,976